UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings             California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 103.5%
Corporate — 1.0%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series B-1, AMT, 3.00%, 11/01/25 (a)	$4,025	$4,014,656
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,787,904

		6,802,560
County/City/Special District/School District — 28.3%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,120	11,020,426
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,056,968
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,007,360
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,780,700
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,665	3,211,671
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (b)	4,000	4,514,080
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,766,088
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	5,000	5,167,800
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,248,220
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (b)	2,000	2,527,060

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	$5,715	$6,659,175
5.75%, 11/01/34	12,085	14,588,287
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement, Series E, 5.25%, 8/01/39	3,700	4,225,141
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,617,440
Mount San Jacinto Community College District, GO, Series A, 5.00%, 8/01/35	3,565	4,063,494
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,953,600
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,507,450
Rio Elementary School District, GO, Series A, 5.25%, 8/01/40	5,865	6,743,166
Riverside Community College District, GO, Election of 2004, Series C (b):
5.00%, 8/01/17	8,910	9,610,593
(AGM), 5.00%, 8/01/17	8,750	9,438,013
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/16 (b)	10,750	11,134,313
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	905	1,021,854
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,626,099
5.75%, 5/01/42	4,500	5,328,855
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	5,800	6,506,382

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	$1,700	$1,959,845
5.00%, 10/01/33	1,125	1,293,851
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,456,301
Washington Township Health Care District, GO, Series B, 5.00%, 8/01/45 (a)	2,500	2,800,350
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	6,341,227
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,681,630
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,880,775

		183,738,214
Education — 4.6%
California Educational Facilities Authority, Refunding RB, 5.25%, 4/01/40	5,730	7,651,269
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,284,848
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,553,938
5.75%, 8/01/35	8,400	9,974,076
University of California, Refunding RB, 5.00%, 5/15/40	5,430	6,213,712

		29,677,843
Health — 15.4%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	6,305	7,323,510
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,916,960

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, RB (continued):
Kaiser Permanente, Series A, 5.25%, 4/01/39	$7,275	$7,370,593
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,693,993
Sutter Health, Series A, 5.25%, 11/15/46	7,500	7,762,425
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,410,955
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,700	4,239,386
Providence Health and Services, 5.00%, 10/01/38	10,970	12,391,493
St. Joseph Health System, 5.00%, 7/01/37	10,000	11,390,100
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series B, 5.25%, 3/01/45	12,505	12,668,565
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	2,500	2,578,300
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,890,922
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,920,522

		99,557,724
State — 10.1%
State of California, GO:
Various Purposes, 6.00%, 3/01/33	5,000	5,992,250
Various Purposes, 6.00%, 4/01/38	27,765	32,328,178
Refunding, 4.00%, 12/01/40	5,625	5,740,987
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,337,720

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Series I, 5.50%, 11/01/33	$2,015	$2,428,277
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,466,569
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/16 (b)	13,000	13,463,710

		65,757,691
Transportation — 19.4%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	11,173,156
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,518,500
Series A, 5.00%, 5/01/29	6,435	7,304,175
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	3,022,996
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	5,000	5,655,000
5.25%, 5/15/39	5,845	6,558,382
City of Los Angeles Department of Airports, RB, AMT, Series A, 5.00%, 5/15/40	3,830	4,269,531
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,358,428
6.25%, 3/01/34	1,400	1,649,592
City of San Jose California, Airport Revenue, RB, AMT, Series A (AMBAC), 5.00%, 3/01/37	10,940	11,386,680
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	6,842,702

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	$8,200	$9,060,754
Senior Series B, 5.75%, 7/01/39	2,650	2,941,739
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,727,683
Senior Series B, AMT (AGM), 5.25%, 7/01/33	18,000	19,535,040
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,545	5,286,835
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,251,997

		125,543,190
Utilities — 24.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,579,830
City of Los Angeles California Department of Water & Power, RB:
Series A, 5.00%, 7/01/44	5,000	5,700,850
Sub-Series A-2 (AGM), 5.00%, 7/01/35	5,000	5,150,850
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	16,000	18,320,320
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,314,860
City of San Francisco California Public Utilities Commission Water, RB, Series B, 5.00%, 11/01/30	10,000	11,374,200
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/39	5,245	5,958,110
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	10,000	11,548,400

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
County of Sacramento California Sanitation Districts Financing Authority, RB, 5.00%, 12/01/36	$1,010	$1,035,503
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,762,520
East Bay California Municipal Utility District Water System Revenue, Refunding RB (b):
Series A (NPFGC), 5.00%, 6/01/17	6,670	7,147,039
Sub-Series A (AGM), 5.00%, 6/01/17	10,000	10,715,200
Sub-Series A (AMBAC), 5.00%, 6/01/17	5,000	5,359,400
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,505	2,742,875
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,497,000
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	8,000	8,784,320
Los Angeles Department of Water, RB, Series A, 5.00%, 7/01/39	4,000	4,573,720
Los Angeles Department of Water & Power, RB, Series A, 5.38%, 7/01/38	9,375	10,492,031
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/34	1,060	1,201,499
5.25%, 5/15/39	10,000	11,334,900
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 8/01/39	8,000	9,157,760
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,507,621

		160,258,808
Total Municipal Bonds — 103.5%		671,336,030

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California — 58.9%
County/City/Special District/School District — 33.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	$14,520	$15,869,053
County of Alameda California Joint Powers Authority, Refunding LRB (AGM), 5.00%, 12/01/34	13,180	14,176,013
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,707,341
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	17,569,902
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	40,000	44,531,600
Los Angeles Community College District California, GO (b):
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17	6,647	7,170,116
Election of 2001, Series E-1, 5.00%, 8/01/18	11,770	13,128,964
Election of 2003, Series F-1, 5.00%, 8/01/18	10,000	11,154,600
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	9,596	11,384,458
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,270,652
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/16 (b)	10,000	10,357,500
San Diego County Water Authority Financing Corp., COP, Refunding, Series A:
5.00%, 5/01/18 (b)	2,778	3,084,277
5.00%, 5/01/33	13,962	15,179,231
Southwestern Community College District, GO, Series D, 5.00%, 8/01/44	10,820	12,227,033

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
West Valley-Mission Community College District, GO, Election of 2012, Series A, 4.00%, 8/01/40	$17,000	$17,825,520

		217,636,260
Education — 7.0%
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/16 (b)	8,000	8,285,360
Series AM, 5.25%, 5/15/44	10,210	11,804,598
Series O, 5.75%, 5/15/19 (b)	11,190	13,060,222
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	6,863,619
Series AF, 5.00%, 5/15/39	5,000	5,645,200

		45,658,999
Health — 6.6%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 8/15/43 (a)	19,425	21,866,279
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,070	21,082,267

		42,948,546
Transportation — 0.9%
City of Los Angeles California Department of Airports, RB, Senior Revenue, Series A, AMT, 5.00%, 5/15/40	5,500	6,131,180
Utilities — 10.8%
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	13,790	15,788,171
Country of San Mateo Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,336,089

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Utilities (continued)
East Bay California Utility District, 5.00%, 6/01/44	$11,000	$12,520,200
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (b)	14,510	15,552,979
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,496,972

		69,694,411
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 58.9%		382,069,396
Total Long-Term Investments (Cost — $987,980,723) — 162.4%		1,053,405,426

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	22,669,938	22,669,938
Total Short-Term Securities (Cost — $22,669,938) — 3.5%		22,669,938
Total Investments (Cost — $1,010,650,661) — 165.9%		1,076,075,364
Other Assets Less Liabilities — 0.2%		764,050
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.9)%		(174,310,849)
VMTP Shares, at Liquidation Value — (39.2)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$648,528,565

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$836,915,988

Gross unrealized appreciation	$66,780,511
Gross unrealized depreciation	(1,908,139)

Net unrealized appreciation	$64,872,372

Notes to Schedule of Investments

(a)	When-issued security.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF California Municipal Money Fund	505,447	22,163,891	22,669,338	$1

(e)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation BIF California Municipal Money Fund
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(51)	10-Year U.S. Treasury Note	December 2015	$6,512,063	$86,501
(23)	Long U.S. Treasury Bond	December 2015	$3,598,062	61,474
(7)	U.S. Ultra Bond	December 2015	$1,118,250	20,042
(41)	5-Year U.S. Treasury Note	December 2015	$4,910,711	54,349
Total				$222,366

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		$1,053,405,426	—	$1,053,405,426
Short-Term Securities	$22,669,938	—	—	22,669,938

Total	$22,669,938	$1,053,405,426	—	$1,076,075,364

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest Rate Contracts	$222,366	—	—	$222,366
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$213,500	—	—	$213,500
Liabilities:
TOB Trust Certificates	—	$(174,287,004)	—	(174,287,004)
VMTP Shares	—	(254,000,000)	—	(254,000,000)

Total	$213,500	$(428,287,004)	—	$(428,073,504)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings California Quality Fund, Inc.

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings California Quality Fund, Inc.

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings California Quality Fund, Inc.

Date:	December 22, 2015